Investment Securities - Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	$ 39,040
Available-for-sale securities, total, fair value	40,139
Available-for-sale securities, total, weighted average maturity in years	4.1
Available-for-sale securities, total, weighted average yield	2.93%
Held-to-maturity securities, total, amortized cost	34,389	18,877
Held-to-maturity securities, Fair Value	34,952	19,216
Held-to-maturity securities, total, fair value	34,952	19,216
Held-to-maturity securities, total, weighted average maturity in years	3.3
Held-to-maturity securities, total, weighted average yield	1.94%
Total investment securities amortized cost	73,429	70,233
Total investment securities, percentage	100.00%	100.00%
U.S. Treasury and Agencies [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	960
Available-for-sale, securities maturing after one through five year, amortized cost	95
Available-for-sale, securities maturing after five through ten year, amortized cost	155
Available-for-sale, securities maturing after ten years, amortized cost	1
Available-for-sale securities, total, amortized cost	1,211
Available-for-sale, securities maturing within one year, fair value	961
Available-for-sale, securities maturing after one through five year, fair value	98
Available-for-sale, securities maturing after five through ten year, fair value	165
Available-for-sale, securities maturing after ten years, fair value	2
Available-for-sale securities, total, fair value	1,226
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.8
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	1.9
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.4
Available-for-sale securities, maturing after ten years, weighted average maturity in years	14.7
Available-for-sale securities, total, weighted average maturity in years	1.8
Available-for-sale securities, maturing in one year or less, weighted average yield	1.42%
Available for sale securities, maturing after one year through five years weighted average yield	1.61%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	3.11%
Available-for-sale securities, maturing after ten years, weighted average yield	4.15%
Available-for-sale securities, total, weighted average yield	1.65%
Held-to-maturity securities, maturities within one year, amortized cost	501
Held-to-maturity securities, maturities after one year through five years, amortized cost	1,995
Held-to-maturity securities, maturities after five years through ten years, amortized cost	598
Held-to-maturity securities, maturities after ten years, amortized cost	60
Held-to-maturity securities, total, amortized cost	3,154
Held-to-maturity securities, maturities within one year, fair value	503
Held to maturity securities, maturities after one year through five years, fair value	2,015
Held-to-maturity securities, maturities after five year through ten years, fair value	603
Held-to-maturity securities, maturities after ten years, fair value	60
Held-to-maturity securities, Fair Value	3,181
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.7
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	1.3
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	9.5
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	12.2
Held-to-maturity securities, total, weighted average maturity in years	3.0
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.90%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.01%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.78%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.86%
Held-to-maturity securities, total, weighted average yield	1.16%
Total investment securities amortized cost	4,365	3,605
Total investment securities, percentage	5.90%	5.10%
Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	2,749
Available-for-sale, securities maturing after one through five year, amortized cost	22,736
Available-for-sale, securities maturing after five through ten year, amortized cost	4,177
Available-for-sale, securities maturing after ten years, amortized cost	290
Available-for-sale securities, total, amortized cost	29,952
Available-for-sale, securities maturing within one year, fair value	2,762
Available-for-sale, securities maturing after one through five year, fair value	23,409
Available-for-sale, securities maturing after five through ten year, fair value	4,200
Available-for-sale, securities maturing after ten years, fair value	296
Available-for-sale securities, total, fair value	30,667
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.6
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.2
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6.0
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.7
Available-for-sale securities, total, weighted average maturity in years	3.5
Available-for-sale securities, maturing in one year or less, weighted average yield	1.64%
Available for sale securities, maturing after one year through five years weighted average yield	2.35%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	1.96%
Available-for-sale securities, maturing after ten years, weighted average yield	1.78%
Available-for-sale securities, total, weighted average yield	2.23%
Held-to-maturity securities, maturities within one year, amortized cost	296
Held-to-maturity securities, maturities after one year through five years, amortized cost	29,419
Held-to-maturity securities, maturities after five years through ten years, amortized cost	1,294
Held-to-maturity securities, maturities after ten years, amortized cost	58
Held-to-maturity securities, total, amortized cost	31,067
Held-to-maturity securities, maturities within one year, fair value	297
Held to maturity securities, maturities after one year through five years, fair value	29,942
Held-to-maturity securities, maturities after five year through ten years, fair value	1,309
Held-to-maturity securities, maturities after ten years, fair value	58
Held-to-maturity securities, Fair Value	31,606
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.6
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.2
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	6.4
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	10.3
Held-to-maturity securities, total, weighted average maturity in years	3.3
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.53%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.05%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.49%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.21%
Held-to-maturity securities, total, weighted average yield	2.02%
Total investment securities amortized cost	61,019	57,561
Total investment securities, percentage	83.10%	82.00%
Asset-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	7
Available-for-sale, securities maturing after one through five year, amortized cost	36
Available-for-sale, securities maturing after five through ten year, amortized cost	568
Available-for-sale securities, total, amortized cost	611
Available-for-sale, securities maturing within one year, fair value	9
Available-for-sale, securities maturing after one through five year, fair value	46
Available-for-sale, securities maturing after five through ten year, fair value	579
Available-for-sale securities, total, fair value	634
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.4
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.4
Available-for-sale securities, maturing after ten years, weighted average maturity in years	18.6
Available-for-sale securities, total, weighted average maturity in years	7.1
Available-for-sale securities, maturing in one year or less, weighted average yield	0.21%
Available for sale securities, maturing after one year through five years weighted average yield	6.31%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.33%
Available-for-sale securities, maturing after ten years, weighted average yield	5.83%
Available-for-sale securities, total, weighted average yield	2.54%
Held-to-maturity securities, maturities after one year through five years, amortized cost	11
Held-to-maturity securities, maturities after five years through ten years, amortized cost	8
Held-to-maturity securities, maturities after ten years, amortized cost	7
Held-to-maturity securities, total, amortized cost	26
Held-to-maturity securities, maturities within one year, fair value	4
Held to maturity securities, maturities after one year through five years, fair value	10
Held-to-maturity securities, maturities after five year through ten years, fair value	9
Held-to-maturity securities, maturities after ten years, fair value	16
Held-to-maturity securities, Fair Value	39
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.2
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.3
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	6.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	22.3
Held-to-maturity securities, total, weighted average maturity in years	9.5
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.26%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.65%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	0.67%
Held-to-maturity securities, maturing after ten years, weighted average yield	0.78%
Held-to-maturity securities, total, weighted average yield	0.70%
Total investment securities amortized cost	637	949
Total investment securities, percentage	0.90%	1.40%
Obligations of state and political subdivisions [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	24
Available-for-sale, securities maturing after one through five year, amortized cost	5,293
Available-for-sale, securities maturing after five through ten year, amortized cost	729
Available-for-sale, securities maturing after ten years, amortized cost	13
Available-for-sale securities, total, amortized cost	6,059
Available-for-sale, securities maturing within one year, fair value	24
Available-for-sale, securities maturing after one through five year, fair value	5,646
Available-for-sale, securities maturing after five through ten year, fair value	772
Available-for-sale, securities maturing after ten years, fair value	13
Available-for-sale securities, total, fair value	6,455
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.3
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.5
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.8
Available-for-sale securities, maturing after ten years, weighted average maturity in years	17.0
Available-for-sale securities, total, weighted average maturity in years	4.1
Available-for-sale securities, maturing in one year or less, weighted average yield	7.68%
Available for sale securities, maturing after one year through five years weighted average yield	6.73%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	5.85%
Available-for-sale securities, maturing after ten years, weighted average yield	16.15%
Available-for-sale securities, total, weighted average yield	6.65%
Held-to-maturity securities, maturities after one year through five years, amortized cost	5
Held-to-maturity securities, maturities after five years through ten years, amortized cost	3
Held-to-maturity securities, maturities after ten years, amortized cost	12
Held-to-maturity securities, total, amortized cost	20
Held-to-maturity securities, maturities within one year, fair value
Held to maturity securities, maturities after one year through five years, fair value	6
Held-to-maturity securities, maturities after five year through ten years, fair value	3
Held-to-maturity securities, maturities after ten years, fair value	12
Held-to-maturity securities, Fair Value	21
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.7
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.0
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	8.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	14.8
Held-to-maturity securities, total, weighted average maturity in years	10.8
Held-to-maturity securities, maturing in one year or less, weighted average yield	6.77%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	7.50%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	7.36%
Held-to-maturity securities, maturing after ten years, weighted average yield	5.33%
Held-to-maturity securities, total, weighted average yield	6.16%
Total investment securities amortized cost	6,079	6,417
Total investment securities, percentage	8.30%	9.10%
Other debt securities and obligations of foreign government [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	55
Available-for-sale, securities maturing after one through five year, amortized cost	6
Available-for-sale, securities maturing after ten years, amortized cost	759
Available-for-sale securities, total, amortized cost	820
Available-for-sale, securities maturing within one year, fair value	55
Available-for-sale, securities maturing after one through five year, fair value	6
Available-for-sale, securities maturing after ten years, fair value	676
Available-for-sale securities, total, fair value	737
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.1
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	1.2
Available-for-sale securities, maturing after ten years, weighted average maturity in years	22.3
Available-for-sale securities, total, weighted average maturity in years	20.6
Available-for-sale securities, maturing in one year or less, weighted average yield	6.45%
Available for sale securities, maturing after one year through five years weighted average yield	1.15%
Available-for-sale securities, maturing after ten years, weighted average yield	2.90%
Available-for-sale securities, total, weighted average yield	3.12%
Held-to-maturity securities, maturities within one year, amortized cost	2
Held-to-maturity securities, maturities after one year through five years, amortized cost	94
Held-to-maturity securities, maturities after five years through ten years, amortized cost	26
Held-to-maturity securities, total, amortized cost	122
Held-to-maturity securities, maturities within one year, fair value	2
Held to maturity securities, maturities after one year through five years, fair value	91
Held-to-maturity securities, maturities after five year through ten years, fair value	12
Held-to-maturity securities, maturities after ten years, fair value
Held-to-maturity securities, Fair Value	105
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.3
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.2
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	7.8
Held-to-maturity securities, total, weighted average maturity in years	4.2
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.03%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.23%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.05%
Held-to-maturity securities, total, weighted average yield	1.19%
Total investment securities amortized cost	1,329	1,701
Total investment securities, percentage	1.80%	2.40%
Other Investments Including Perpetual Preferred Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	387
Available-for-sale securities, total, fair value	420
Available-for-sale securities, total, weighted average maturity in years	17.0
Available-for-sale securities, total, weighted average yield	2.53%
Held-to-maturity securities, total, fair value